Mine Site Care and Maintenance	12 Months Ended
Dec. 31, 2018
Disclosure of Exploration and evaluation Assets [Line Items]
Disclosure of exploration and evaluation assets [text block]
22.	Mine Site Care and Maintenance

The Corporation recorded mine site care and maintenance expenses for the years ended December 31, 2018 and 2017 as follows:

	2018	2017 (restated–note 6)

Mine site care and maintenance
Depreciation	$1,292	$1,531
Salaries and contractors 1	913	357
Materials and equipment 1	346	-
Other expenses 1	52	-

	$2,603	$1,888

1.	Included in mine site care and maintenance costs are refurbishment and mill maintance costs.